Liabilities Subject to Compromise	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Reorganizations [Abstract]
Reorganization Items, Net	Liabilities Subject to Compromise
The accompanying unaudited condensed consolidated balance sheets as of March 31, 2021 and December 31, 2020 include amounts classified as liabilities subject to compromise, which represent Pre-petition liabilities the Company anticipates will be allowed as claims in the Chapter 11 Cases. These amounts represent the Debtors' current estimate of known or potential obligations to be resolved in connection with the Chapter 11 Cases and may differ from actual future settlement amounts. The Company will continue to evaluate these liabilities throughout the Chapter 11 process and adjust amounts as necessary. Such adjustments could be material and will be recorded in reorganization items, net in the accompanying unaudited condensed consolidated statement of operations.

The following table summarizes liabilities subject to compromise:

(In millions)	March 31, 2021	December 31, 2020
Accounts payable	$239	$267
Accrued liabilities(1)	139	166
Accrued taxes, net	16	19
Accrued interest on debt subject to compromise	73	70
Debt subject to compromise(2)	4,511	4,443
Liabilities subject to compromise - Hertz Global	$4,978	$4,965
Due from Affiliate - Hertz(3)	65	65
Liabilities subject to compromise - Hertz	$5,043	$5,030

(1)    Includes $24 million of U.S. pension benefit obligation reported as liabilities subject to compromise as of March 31, 2021 and December 31, 2020.
(2)    See Note 6, "Debt," for details of Pre-petition, non-vehicle debt reported as liabilities subject to compromise as of March 31, 2021 and December 31, 2020.
(3)    See Note 13, "Related Party Transactions," for details of a Pre-petition intercompany loan due to an affiliate reported as liabilities subject to compromise as of March 31, 2021 and December 31, 2020.
Reorganization Items, NetThe Debtors have incurred and will continue to incur costs associated with the reorganization, including professional and consulting fees. Charges associated with the Chapter 11 Cases have been recorded as reorganization items, net in the accompanying unaudited condensed consolidated statement of operations for the three months ended March 31, 2021. For the three months ended March 31, 2021, the Company incurred $42 million of charges primarily for professional fees totaling $57 million, partially offset by the write-off of certain Pre-petition claims and lease settlements totaling $15 million. Cash payments during the three months ended March 31, 2021 totaled $58 million. Additionally, $57 million and $7 million were recorded in accrued liabilities and accounts payable, respectively, in the accompanying unaudited condensed consolidated balance sheet as of March 31, 2021. The Company incurred $175 million of charges during the year ended December 31, 2020 comprised primarily of professional fees, of which $102 million were paid as December 31, 2020 and $46 million and $19 million were recorded in accrued liabilities and accounts payable, respectively, in the accompanying unaudited condensed consolidated balance sheet.	Reorganization Items, Net
The Debtors have incurred and will continue to incur costs associated with the reorganization, including professional and consulting fees. Charges associated with the Chapter 11 Cases have been recorded as reorganization items, net in the accompanying consolidated statements of operations for the year ended December 31, 2020.

For the year ended December 31, 2020, the Company incurred $175 million of charges comprised primarily of professional fees, of which $102 million were paid as of December 31, 2020, and $46 million and $19 million were recorded in accrued liabilities and accounts payable, respectively, in the accompanying consolidated balance sheet as of December 31, 2020.